Financial liabilities - Disclosure of composition of debt instruments excluding promissory notes (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	€ 217,735	€ 211,597	€ 204,623	€ 194,362
Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	26,864	25,717	€ 25,833	€ 25,938
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	291,553	280,339
Debt instruments | Bonds and debentures outstanding
Disclosure of financial liabilities [line items]
Financial liabilities	217,735	211,597
Debt instruments | Subordinated
Disclosure of financial liabilities [line items]
Financial liabilities	26,864	25,717
Debt instruments | Promissory notes and other securities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 46,954	€ 43,025